Receivables	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Receivables [Text Block]
4.	Receivables

	December 31,	December 31,
	2018	2017
	$	$

Goods and Service sales tax	189,475	5,177
British Columbia mining tax credits	899,147	20,264
Interest receivable and other receivables	2,181	5,210
	1,090,803	30,651